EMPLOYEE BENEFITS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Non U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Accumulated benefit obligation	$ 895	$ 1,720
Defined benefit pension plan obligations in which the projected benefit obligation was in excess of the related plan assets
Projected benefit obligation	956	1,716
Accumulated benefit obligation	895	1,720
Fair value of plan assets	422	646
Defined benefit pension plan obligations in which the accumulated benefit obligation was in excess of the related plan assets
Projected benefit obligation	916	1,594
Accumulated benefit obligation	864	1,496
Fair value of plan assets	388	612
U.S. Pension Plans
DEFINED BENEFIT PLAN DISCLOSURE
Accumulated benefit obligation	4,291	3,388
Defined benefit pension plan obligations in which the projected benefit obligation was in excess of the related plan assets
Projected benefit obligation	4,438	3,878
Accumulated benefit obligation	4,291	3,388
Fair value of plan assets	3,432	3,425
Defined benefit pension plan obligations in which the accumulated benefit obligation was in excess of the related plan assets
Projected benefit obligation	4,438	219
Accumulated benefit obligation	4,291	167
Fair value of plan assets	$ 3,432